UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1681

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Item 1. Reports to Stockholders.

(a)

Overlay Shares ETFs

Overlay Shares Large Cap Equity ETF (OVL)
Overlay Shares Small Cap Equity ETF (OVS)
Overlay Shares Foreign Equity ETF (OVF)
Overlay Shares Hedged Large Cap Equity ETF (OVLH)
Overlay Shares Core Bond ETF (OVB)
Overlay Shares Short Term Bond ETF (OVT)
Overlay Shares Municipal Bond ETF (OVM)

SEMI-ANNUAL REPORT

February 28, 2023
(Unaudited)

Overlay Shares ETFs

Table of Contents

(Unaudited)

Schedules of Investments and Written Options	2
Overlay Shares Large Cap Equity ETF	2
Overlay Shares Small Cap Equity ETF	4
Overlay Shares Foreign Equity ETF	6
Overlay Shares Hedged Large Cap Equity ETF	8
Overlay Shares Core Bond ETF	10
Overlay Shares Short Term Bond ETF	12
Overlay Shares Municipal Bond ETF	14
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	20
Overlay Shares Large Cap Equity ETF	20
Overlay Shares Small Cap Equity ETF	21
Overlay Shares Foreign Equity ETF	22
Overlay Shares Hedged Large Cap Equity ETF	23
Overlay Shares Core Bond ETF	24
Overlay Shares Short Term Bond ETF	25
Overlay Shares Municipal Bond ETF	26
Financial Highlights	28
Notes to Financial Statements	34
Shareholder Expense Example	46
Supplemental Information	48

Overlay Shares Large Cap Equity ETF

Schedule of Investments

February 28, 2023 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 100.2%
Exchange Traded Funds — 100.2%
Vanguard S&P 500 ETF (a)(b)	366,175	$133,327,979
TOTAL EXCHANGE TRADED FUNDS (Cost $143,914,017)		133,327,979

MONEY MARKET FUNDS — 3.0%
First American Government Obligations Fund - Class X, 4.37% (c)	3,985,517	3,985,517
TOTAL MONEY MARKET FUNDS (Cost $3,985,517)		3,985,517

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.8%
PURCHASED PUT OPTIONS — 0.8%
CBOE S&P 500 Index
Expiration: March 2023, Exercise Price: $3,920 (e)	67	$102,175	$26,600,005
Expiration: March 2023, Exercise Price: $3,960 (e)	67	311,215	26,600,005
Expiration: March 2023, Exercise Price: $3,970 (e)	67	169,175	26,600,005
Expiration: March 2023, Exercise Price: $4,030 (e)	67	448,565	26,600,005
TOTAL PURCHASED OPTIONS (Cost $597,636)		1,031,130

Total Investments (Cost $148,497,170) — 104.0%		138,344,626
Other Assets and Liabilities, net — (4.0)%		(5,309,555)
TOTAL NET ASSETS — 100.0%		$133,035,071

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $106,831,695.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Large Cap Equity ETF

Schedule of Written Options

February 28, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (1.4)%
WRITTEN PUT OPTIONS — (1.4)%
CBOE S&P 500 Index
Expiration: March 2023, Exercise Price: $3,960	67	$196,645	$26,600,005
Expiration: March 2023, Exercise Price: $4,010	67	345,050	26,600,005
Expiration: March 2023, Exercise Price: $4,040	67	614,725	26,600,005
Expiration: March 2023, Exercise Price: $4,070	67	712,880	26,600,005
TOTAL WRITTEN OPTIONS (Premiums Received $1,035,259)		$1,869,300

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF

Schedule of Investments

February 28, 2023 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 100.2%
Exchange Traded Funds — 100.2%
iShares Core S&P Small-Cap ETF (a)(b)	76,521	$7,834,985
TOTAL EXCHANGE TRADED FUNDS (Cost $7,949,092)		7,834,985

MONEY MARKET FUNDS — 1.3%
First American Government Obligations Fund - Class X, 4.37% (c)	98,601	98,601
TOTAL MONEY MARKET FUNDS (Cost $98,601)		98,601

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.7%
PURCHASED PUT OPTIONS — 0.7%
CBOE S&P 500 Index
Expiration: March 2023, Exercise Price: $3,920 (e)	4	$6,100	$1,588,060
Expiration: March 2023, Exercise Price: $3,960 (e)	3	13,935	1,191,045
Expiration: March 2023, Exercise Price: $3,970 (e)	4	10,100	1,588,060
Expiration: March 2023, Exercise Price: $4,030 (e)	4	26,780	1,588,060
TOTAL PURCHASED OPTIONS (Cost $31,507)		56,915

Total Investments (Cost $8,079,200) — 102.2%		7,990,501
Other Assets and Liabilities, net — (2.2)%		(170,273)
TOTAL NET ASSETS — 100.0%		$7,820,228

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $3,013,235.

(c)	The rate shown is the seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF

Schedule of Written Options

February 28, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (1.3)%
WRITTEN PUT OPTIONS — (1.3)%
CBOE S&P 500 Index
Expiration: March 2023, Exercise Price: $3,960	4	$11,740	$1,588,060
Expiration: March 2023, Exercise Price: $4,010	4	20,600	1,588,060
Expiration: March 2023, Exercise Price: $4,040	3	27,525	1,191,045
Expiration: March 2023, Exercise Price: $4,070	4	42,560	1,588,060
TOTAL WRITTEN OPTIONS (Premiums Received $53,591)		$102,425

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF

Schedule of Investments

February 28, 2023 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 100.2%
Exchange Traded Funds — 100.2%
iShares Core MSCI Emerging Markets ETF	66,158	$3,132,582
iShares MSCI EAFE Min Vol Factor ETF (a)(b)	193,008	12,495,338
TOTAL EXCHANGE TRADED FUNDS (Cost $16,488,798)		15,627,920

MONEY MARKET FUNDS — 1.1%
First American Government Obligations Fund - Class X, 4.37% (c)	173,161	173,161
TOTAL MONEY MARKET FUNDS (Cost $173,161)		173,161

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.7%
PURCHASED PUT OPTIONS — 0.7%
CBOE S&P 500 Index
Expiration: March 2023, Exercise Price: $3,920 (e)	8	$12,200	$3,176,120
Expiration: March 2023, Exercise Price: $3,960 (e)	8	37,160	3,176,120
Expiration: March 2023, Exercise Price: $3,970 (e)	8	20,200	3,176,120
Expiration: March 2023, Exercise Price: $4,030 (e)	7	46,865	2,779,105
TOTAL PURCHASED OPTIONS (Cost $69,828)		116,425

Total Investments (Cost $16,731,787) — 102.0%		15,917,506
Other Assets and Liabilities, net — (2.0)%		(318,952)
TOTAL NET ASSETS — 100.0%		$15,598,554

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

(a)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $4,267,208.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF

Schedule of Written Options

February 28, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (1.4)%
WRITTEN PUT OPTIONS — (1.4)%
CBOE S&P 500 Index
Expiration: March 2023, Exercise Price: $3,960	8	$23,480	$3,176,120
Expiration: March 2023, Exercise Price: $4,010	8	41,200	3,176,120
Expiration: March 2023, Exercise Price: $4,040	8	73,400	3,176,120
Expiration: March 2023, Exercise Price: $4,070	7	74,480	2,779,105
TOTAL WRITTEN OPTIONS (Premiums Received $121,313)		$212,560

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Hedged Large Cap Equity ETF

Schedule of Investments

February 28, 2023 (Unaudited)

	Shares	Value
INVESTMENTS COMPANIES — 95.4%
Exchange Traded Funds — 95.4%
Vanguard S&P 500 ETF (a)(b)	229,017	$83,387,379
TOTAL EXCHANGE TRADED FUNDS (Cost $85,207,127)		83,387,379

MONEY MARKET FUNDS — 5.7%
First American Government Obligations Fund - Class X, 4.37% (c)	4,948,335	4,948,335
TOTAL MONEY MARKET FUNDS (Cost $4,948,335)		4,948,335

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 3.8%
PURCHASED PUT OPTIONS — 3.8%
CBOE S&P 500 Index
Expiration: March 2023, Exercise Price: $3,650	46	$20,240	$18,262,690
Expiration: March 2023, Exercise Price: $3,920 (e)	45	68,625	17,865,675
Expiration: March 2023, Exercise Price: $3,960 (e)	45	209,025	17,865,675
Expiration: March 2023, Exercise Price: $3,970 (e)	40	101,000	15,880,600
Expiration: March 2023, Exercise Price: $4,030 (e)	45	301,275	17,865,675
Expiration: June 2023, Exercise Price: $3,650	44	267,300	17,468,660
Expiration: September 2023, Exercise Price: $3,650	44	452,100	17,468,660
Expiration: December 2023, Exercise Price: $3,650	44	598,840	17,468,660
Expiration: January 2024, Exercise Price: $3,650	44	634,040	17,468,660
Expiration: March 2024, Exercise Price: $3,650	44	705,100	17,468,660
TOTAL PURCHASED OPTIONS (Cost $4,535,974)		3,357,545

Total Investments (Cost $94,691,436) — 104.9%		91,693,259
Other Assets and Liabilities, net — (4.9)%		(4,246,330)
TOTAL NET ASSETS — 100.0%		$87,446,929

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $6,249,584.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Hedged Large Cap Equity ETF

Schedule of Written Options

February 28, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (1.4)%
WRITTEN PUT OPTIONS — (1.4)%
CBOE S&P 500 Index
Expiration: March 2023, Exercise Price: $3,960	45	$132,075	$17,865,675
Expiration: March 2023, Exercise Price: $4,010	40	206,000	15,880,600
Expiration: March 2023, Exercise Price: $4,040	45	412,875	17,865,675
Expiration: March 2023, Exercise Price: $4,070	45	478,800	17,865,675
TOTAL WRITTEN OPTIONS (Premiums Received $681,994)		$1,229,750

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Core Bond ETF

Schedule of Investments

February 28, 2023 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 100.2%
Exchanged Traded Funds — 100.2%
iShares Core U.S. Aggregate Bond ETF (a)(b)	520,497	$50,649,563
TOTAL EXCHANGE TRADED FUNDS (Cost $59,760,094)		50,649,563

MONEY MARKET FUNDS — 2.1%
First American Government Obligations Fund - Class X, 4.37% (c)	1,038,980	1,038,980
TOTAL MONEY MARKET FUNDS (Cost $1,038,980)		1,038,980

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.7%
PURCHASED PUT OPTIONS — 0.7%
CBOE S&P 500 Index
Expiration: March 2023, Exercise Price: $3,920 (e)	25	$38,125	$9,925,375
Expiration: March 2023, Exercise Price: $3,960 (e)	25	116,125	9,925,375
Expiration: March 2023, Exercise Price: $3,970 (e)	24	60,600	9,528,360
Expiration: March 2023, Exercise Price: $4,030 (e)	24	160,680	9,528,360
TOTAL PURCHASED OPTIONS (Cost $219,659)		375,530

Total Investments (Cost $61,018,733) — 103.0%		52,064,073
Other Assets and Liabilities, net — (3.0)%		(1,519,626)
TOTAL NET ASSETS — 100.0%		$50,544,447

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $45,126,929.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Core Bond ETF

Schedule of Written Options

February 28, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (1.3)%
WRITTEN PUT OPTIONS — (1.3)%
CBOE S&P 500 Index
Expiration: March 2023, Exercise Price: $3,960	25	$73,375	$9,925,375
Expiration: March 2023, Exercise Price: $4,010	24	123,600	9,528,360
Expiration: March 2023, Exercise Price: $4,040	25	229,375	9,925,375
Expiration: March 2023, Exercise Price: $4,070	24	255,360	9,528,360
TOTAL WRITTEN OPTIONS (Premiums Received $381,325)		$681,710

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Short Term Bond ETF

Schedule of Investments

February 28, 2023 (Unaudited)

	Shares	Value
INVESTMENTS COMPANIES — 100.2%
Exchanges Traded Funds — 100.2%
Vanguard Short-Term Corporate Bond ETF (a)(b)	751,786	$56,594,450
TOTAL EXCHANGE TRADED FUNDS (Cost $61,194,961)		56,594,450

MONEY MARKET FUNDS — 1.5%
First American Government Obligations Fund - Class X, 4.37% (c)	859,301	859,301
TOTAL MONEY MARKET FUNDS (Cost $859,301)		859,301

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.8%
PURCHASED PUT OPTIONS — 0.8%
CBOE S&P 500 Index
Expiration: March 2023, Exercise Price: $3,920 (e)	28	$42,700	$11,116,420
Expiration: March 2023, Exercise Price: $3,960 (e)	28	130,060	11,116,420
Expiration: March 2023, Exercise Price: $3,970 (e)	28	70,700	11,116,420
Expiration: March 2023, Exercise Price: $4,030 (e)	28	187,460	11,116,420
TOTAL PURCHASED OPTIONS (Cost $249,758)		430,920

Total Investments (Cost $62,304,020) — 102.5%		57,884,671
Other Assets and Liabilities, net — (2.5)%		(1,403,935)
TOTAL NET ASSETS — 100.0%		$56,480,736

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $16,224,120.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Short Term Bond ETF

Schedule of Written Options

February 28, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (1.4)%
WRITTEN PUT OPTIONS — (1.4)%
CBOE S&P 500 Index
Expiration: March 2023, Exercise Price: $3,960	28	$82,180	$11,116,420
Expiration: March 2023, Exercise Price: $4,010	28	144,200	11,116,420
Expiration: March 2023, Exercise Price: $4,040	28	256,900	11,116,420
Expiration: March 2023, Exercise Price: $4,070	28	297,920	11,116,420
TOTAL WRITTEN OPTIONS (Premiums Received $432,646)		$781,200

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF

Schedule of Investments

February 28, 2023 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 100.2%
Exchange Traded Funds — 100.2%
iShares National Muni Bond ETF (a)(b)	128,538	$13,554,332
TOTAL EXCHANGE TRADED FUNDS (Cost $14,705,399)		13,554,332

MONEY MARKET FUNDS — 1.2%
First American Government Obligations Fund - Class X, 4.37% (c)	158,858	158,858
TOTAL MONEY MARKET FUNDS (Cost $158,858)		158,858

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.8%
PURCHASED PUT OPTIONS — 0.8%
CBOE S&P 500 Index
Expiration: March 2023, Exercise Price: $3,920 (e)	7	$10,675	$2,779,105
Expiration: March 2023, Exercise Price: $3,960 (e)	7	32,515	2,779,105
Expiration: March 2023, Exercise Price: $3,970 (e)	5	12,625	1,985,075
Expiration: March 2023, Exercise Price: $4,030 (e)	7	46,865	2,779,105
TOTAL PURCHASED OPTIONS (Cost $58,824)		102,680

Total Investments (Cost $14,923,081) — 102.2%		13,815,870
Other Assets and Liabilities, net — (2.2)%		(291,776)
TOTAL NET ASSETS — 100.0%		$13,524,094

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $8,329,706.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF

Schedule of Written Options

February 28, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (1.4)%
WRITTEN PUT OPTIONS — (1.4)%
CBOE S&P 500 Index
Expiration: March 2023, Exercise Price: $3,960	7	$20,545	$2,779,105
Expiration: March 2023, Exercise Price: $4,010	5	25,750	1,985,075
Expiration: March 2023, Exercise Price: $4,040	7	64,225	2,779,105
Expiration: March 2023, Exercise Price: $4,070	7	74,480	2,779,105
TOTAL WRITTEN OPTIONS (Premiums Received $102,829)		$185,000

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF
Assets
Investments, at value(1)	$138,344,626	$7,990,501	$15,917,506	$91,693,259
Cash	—	—	—	—
Receivable for investment securities sold	400,980	23,925	41,880	269,310
Interest receivable	12,094	300	559	16,513
Total assets	138,757,700	8,014,726	15,959,945	91,979,082

Liabilities
Payable to Adviser	78,703	4,618	8,765	51,839
Written options, at value(2)	1,869,300	102,425	212,560	1,229,750
Payable to broker for options	3,103,604	47,420	70,021	2,801,048
Payable for investment securities purchased	669,010	39,955	69,910	449,340
Accrued broker commission expense	2,012	80	135	176
Total liabilities	5,722,629	194,498	361,391	4,532,153
Net Assets	$133,035,071	$7,820,228	$15,598,554	$87,446,929

Net Assets Consists of:
Paid-in capital	$144,772,432	$8,411,125	$17,589,379	$91,201,159
Total distributable earnings	(11,737,361)	(590,897)	(1,990,825)	(3,754,230)
Net Assets	$133,035,071	$7,820,228	$15,598,554	$87,446,929

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,200,000	250,000	725,000	3,475,000
Net asset value, redemption price and offering price per share	$31.68	$31.28	$21.52	$25.16

(1) Cost of investments	$148,497,170	$8,079,200	$16,731,787	$94,691,436
(2) Premiums received	$1,035,259	$53,591	$121,313	$681,994

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)

	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Assets
Investments, at value(1)	$52,064,073	$57,884,671	$13,815,870
Cash	113,772	37,134	17,696
Receivable for investment securities sold	143,625	167,565	41,880
Interest receivable	3,698	2,949	702
Total assets	52,325,168	58,092,319	13,876,148

Liabilities
Payable to Adviser	28,538	32,165	7,829
Written options, at value(2)	681,710	781,200	185,000
Payable to broker for options	830,326	518,060	89,167
Payable for investment securities purchased	239,655	279,595	69,910
Accrued broker commission expense	492	563	148
Total liabilities	1,780,721	1,611,583	352,054
Net Assets	$50,544,447	$56,480,736	$13,524,094

Net Assets Consists of:
Paid-in capital	$66,928,919	$64,014,336	$15,382,633
Total distributable earnings	(16,384,472)	(7,533,600)	(1,858,539)
Net Assets	$50,544,447	$56,480,736	$13,524,094

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,475,000	2,650,000	625,000
Net asset value, redemption price and offering price per share	$20.42	$21.31	$21.64

(1) Cost of investments	$61,018,733	$62,304,020	$14,923,081
(2) Premiums received	$381,325	$432,646	$102,829

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Operations

For the Six Months Ended February 28, 2023 (Unaudited)

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF
Investment Income
Dividend income	$1,983,720	$66,575	$115,567	$366,239
Interest income	83,122	2,148	3,745	29,368
Total investment income	2,066,842	68,723	119,312	395,607

Expenses
Investment advisory fees	801,380	27,814	45,644	156,997
Interest expense	90,202	3,202	4,773	24,950
Total expenses	891,582	31,016	50,417	181,947
Net Investment Income	1,175,260	37,707	68,895	213,660

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	12,288,712	(45,242)	(491,858)	(118,575)
Purchased options	(3,682,294)	(124,431)	(178,455)	192,855
Written options	1,890,881	76,631	102,333	491,979
Net realized gain (loss)	10,497,299	(93,042)	(567,980)	566,259
Net change in unrealized appreciation/depreciation on:
Investments	(11,937,631)	429,161	940,288	460,654
Purchased options	(79,474)	7,409	19,219	(1,499,081)
Written options	854,741	10,421	(2,592)	(547,756)
Net change in unrealized appreciation/depreciation	(11,162,364)	446,991	956,915	(1,586,183)
Net realized and unrealized loss on investments	(665,065)	353,949	388,935	(1,019,924)
Net increase (decrease) in net assets from operations	$510,195	$391,656	$457,830	$(806,264)

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Operations

For the Six Months Ended February 28, 2023 (Unaudited)

	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Investment Income
Dividend income	$712,851	$675,484	$173,317
Interest income	20,832	18,658	4,041
Total investment income	733,683	694,142	177,358

Expenses
Investment advisory fees	194,006	205,544	53,390
Interest expense	26,003	20,245	5,037
Total expenses	220,009	225,789	58,427
Net Investment Income	513,674	468,353	118,931

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(2,991,828)	(298,482)	(17,958)
Purchased options	(892,214)	(912,967)	(240,997)
Written options	377,395	508,756	130,656
Net realized (loss)	(3,506,647)	(702,693)	(128,299)
Net change in unrealized appreciation/depreciation on:
Investments	675,794	(346,976)	15,556
Purchased options	29,879	64,169	13,311
Written options	114,404	36,607	18,736
Net change in unrealized appreciation/depreciation	820,077	(246,200)	47,603
Net realized and unrealized loss on investments	(2,686,570)	(948,893)	(80,696)
Net increase (decrease) in net assets from operations	$(2,172,896)	$(480,540)	$38,235

The accompanying notes are an integral part of the financial statements.

Overlay Shares Large Cap Equity ETF

Statements of Changes in Net Assets

	Period Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
From Operations
Net investment income	$1,175,260		$1,564,050
Net realized gain (loss) on investments, purchased options and written options	10,497,299		561,511
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(11,162,364)		(42,168,043)
Net increase (decrease) in net assets resulting from operations	510,195		(40,042,482)

From Distributions
Distributable earnings	(4,133,375	)(1)	(4,899,550)
Return of capital	—		(4,561,257)
Total distributions	(4,133,375)		(9,460,807)

From Capital Share Transactions
Proceeds from shares sold	12,251,302		130,388,268
Cost of shares redeemed	(124,525,965)		(32,911,208)
Net increase (decrease) in net assets resulting from capital share transactions	(112,274,663)		97,477,060

Total Increase (Decrease) in Net Assets	(115,897,843)		47,973,771

Net Assets
Beginning of period	248,932,914		200,959,143
End of period	$133,035,071		$248,932,914

Changes in Shares Outstanding
Shares outstanding, beginning of period	7,725,000		5,125,000
Shares sold	400,000		3,550,000
Shares redeemed	(3,925,000)		(950,000)
Shares outstanding, end of period	4,200,000		7,725,000

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF

Statements of Changes in Net Assets

	Period Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
From Operations
Net investment income	$37,707		$55,182
Net realized gain (loss) on investments, purchased options and written options	(93,042)		(156,627)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	446,991		(1,284,981)
Net increase (decrease) in net assets resulting from operations	391,656		(1,386,426)

From Distributions
Distributable earnings	(136,568	)(1)	(128,647)
Return of capital	—		(169,944)
Total distributions	(136,568)		(298,591)

From Capital Share Transactions
Proceeds from shares sold	—		3,503,710
Cost of shares redeemed	—		(763,482)
Net increase in net assets resulting from capital share transactions	—		2,740,228

Total Increase in Net Assets	255,088		1,055,211

Net Assets
Beginning of period	7,565,140		6,509,929
End of period	$7,820,228		$7,565,140

Changes in Shares Outstanding
Shares outstanding, beginning of period	250,000		175,000
Shares sold	—		100,000
Shares redeemed	—		(25,000)
Shares outstanding, end of period	250,000		250,000

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF

Statements of Changes in Net Assets

	Period Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
From Operations
Net investment income	$68,895		$169,866
Net realized gain (loss) on investments, purchased options and written options	(567,980)		(419,271)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	956,915		(2,138,255)
Net increase (decrease) in net assets resulting from operations	457,830		(2,387,660)

From Distributions
Distributable earnings	(229,717	)(1)	(215,661)
Return of capital	—		(255,800)
Total distributions	(229,717)		(471,461)

From Capital Share Transactions
Proceeds from shares sold	4,324,570		8,701,030
Cost of shares redeemed	—		(1,755,685)
Net increase in net assets resulting from capital share transactions	4,324,570		6,945,345

Total Increase in Net Assets	4,552,683		4,086,224

Net Assets
Beginning of period	11,045,871		6,959,647
End of period	$15,598,554		$11,045,871

Changes in Shares Outstanding
Shares outstanding, beginning of period	525,000		250,000
Shares sold	200,000		350,000
Shares redeemed	—		(75,000)
Shares outstanding, end of period	725,000		525,000

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Hedged Large Cap Equity ETF

Statements of Changes in Net Assets

	Period Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
From Operations
Net investment income	$213,660		$109,562
Net realized gain (loss) on investments, purchased options and written options	566,259		(294,269)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(1,586,183)		(2,873,272)
Net decrease in net assets resulting from operations	(806,264)		(3,057,979)

From Distributions
Distributable earnings	(448,362	)(1)	(83,054)
Return of capital	—		—
Total distributions	(448,362)		(83,054)

From Capital Share Transactions
Proceeds from shares sold	72,669,373		20,928,457
Cost of shares redeemed	(10,133,108)		(3,934,950)
Net increase in net assets resulting from capital share transactions	62,536,265		16,993,507

Total Increase in Net Assets	61,281,639		13,852,474

Net Assets
Beginning of period	26,165,290		12,312,816
End of period	$87,446,929		$26,165,290

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,025,000		425,000
Shares sold	2,850,000		750,000
Shares redeemed	(400,000)		(150,000)
Shares outstanding, end of period	3,475,000		1,025,000

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Core Bond ETF

Statements of Changes in Net Assets

	Period Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
From Operations
Net investment income	$513,674		$1,282,211
Net realized gain (loss) on investments, purchased options and written options	(3,506,647)		(10,553,514)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	820,077		(11,318,059)
Net decrease in net assets resulting from operations	(2,172,896)		(20,589,362)

From Distributions
Distributable earnings	(1,243,959	)(1)	(3,776,862)
Return of capital	—		(2,233,575)
Total distributions	(1,243,959)		(6,010,437)

From Capital Share Transactions
Proceeds from shares sold	4,177,840		32,438,070
Cost of shares redeemed	(14,850,330)		(85,105,287)
Net decrease in net assets resulting from capital share transactions	(10,672,490)		(52,667,217)

Total Decrease in Net Assets	(14,089,345)		(79,267,016)

Net Assets
Beginning of period	64,633,792		143,900,808
End of period	$50,544,447		$64,633,792

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,000,000		5,450,000
Shares sold	200,000		1,300,000
Shares redeemed	(725,000)		(3,750,000)
Shares outstanding, end of period	2,475,000		3,000,000

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Short Term Bond ETF

Statements of Changes in Net Assets

	Period Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
From Operations
Net investment income	$468,353		$449,364
Net realized gain (loss) on investments, purchased options and written options	(702,693)		(1,394,909)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(246,200)		(4,419,157)
Net decrease in net assets resulting from operations	(480,540)		(5,364,702)

From Distributions
Distributable earnings	(1,194,828	)(1)	(1,074,490)
Return of capital	—		(1,203,430)
Total distributions	(1,194,828)		(2,277,920)

From Capital Share Transactions
Proceeds from shares sold	3,238,905		25,602,308
Cost of shares redeemed	(3,198,328)		(2,216,510)
Net increase in net assets resulting from capital share transactions	40,577		23,385,798

Total Increase (Decrease) in Net Assets	(1,634,791)		15,743,176

Net Assets
Beginning of period	58,115,527		42,372,351
End of period	$56,480,736		$58,115,527

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,650,000		1,675,000
Shares sold	150,000		1,075,000
Shares redeemed	(150,000)		(100,000)
Shares outstanding, end of period	2,650,000		2,650,000

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF

Statements of Changes in Net Assets

	Period Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
From Operations
Net investment income	$118,931		$137,254
Net realized gain (loss) on investments, purchased options and written options	(128,299)		(331,079)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	47,603		(1,390,318)
Net increase (decrease) in net assets resulting from operations	38,235		(1,584,143)

From Distributions
Distributable earnings	(310,818	)(1)	(557,933)
Return of capital	—		(239,175)
Total distributions	(310,818)		(797,108)

From Capital Share Transactions
Proceeds from shares sold	3,212,018		6,753,353
Cost of shares redeemed	(4,337,148)		(658,205)
Net increase (decrease) in net assets resulting from capital share transactions	(1,125,130)		6,095,148

Total Increase (Decrease) in Net Assets	(1,397,713)		3,713,897

Net Assets
Beginning of period	14,921,807		11,207,910
End of period	$13,524,094		$14,921,807

Changes in Shares Outstanding
Shares outstanding, beginning of period	675,000		425,000
Shares sold	150,000		275,000
Shares redeemed	(200,000)		(25,000)
Shares outstanding, end of period	625,000		675,000

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Overlay Shares ETFs

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income (Loss) from Investment Operations:				Less Distributions Paid:
	Net Asset Value, Beginning of Period	Net investment income(1)	Net realized and unrealized gain (loss) on investments		Total from investment operations	From Net investment income	From Net realized gains
Overlay Shares Large Cap Equity ETF
For the period 09/01/2022 - 02/28/2023	$32.22	0.17	(0.14)		0.03	(0.57)	—
For the year 09/01/2021 - 08/31/2022	$39.21	0.23	(5.74)		(5.51)	(0.30)	(0.57)
For the year 09/01/2020 - 08/31/2021	$30.08	0.22	10.16		10.38	(0.87)	(0.38)
For the period 09/30/2019(17) - 08/31/2020	$25.00	0.20	5.15		5.35	(0.23)	(0.04)
Overlay Shares Small Cap Equity ETF
For the period 09/01/2022 - 02/28/2023	$30.26	0.15	1.41		1.56	(0.54)	—
For the year 09/01/2021 - 08/31/2022	$37.20	0.25	(5.77)		(5.52)	(0.34)	(0.34)
For the year 09/01/2020 - 08/31/2021	$24.27	0.08	13.83		13.91	(0.89)	(0.09)
For the period 09/30/2019(17) - 08/31/2020	$25.00	0.19	(0.68	)(18)	(0.49)	(0.18)	(0.06)
Overlay Shares Foreign Equity ETF
For the period 09/01/2022 - 02/28/2023	$21.04	0.12	0.75		0.87	(0.39)	—
For the year 09/01/2021 - 08/31/2022	$27.84	0.44	(6.04)		(5.60)	(0.54)	(0.14)
For the year 09/01/2020 - 08/31/2021	$24.13	0.33	4.39		4.72	(1.01)	—
For the period 09/30/2019(17) - 08/31/2020	$25.00	0.73	(0.73	)(18)	—	(0.80)	(0.05)

(1)	Per share net investment income was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Does not include income and expenses of investment companies in which the Fund invests.

(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(5)	Not annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period

(8)	Includes interest expense of 0.01%.

(9)	Includes interest expense of 0.02%.

(10)	Includes interest expense of 0.03%.

The accompanying notes are an integral part of the financial statements.

Per Share Operating Performance (For a share outstanding throughout each period)			Ratios/Supplemental Data
Less Distributions Paid:								Ratios to Average Net Assets of:(2)(3)
From Return of capital	Total distributions paid	Net Asset Value, End of Period	Total return, at NAV(4)(5)		Total return, at Market(4)(5)		Net assets, end of period (000’s)	Expenses		Net investment income (loss)	Portfolio turnover rate(5)(6)

—	(0.57)	$31.68	0.18	%(7)	0.27	%(7)	$133,035	0.83	%(13)	1.10%	1%
(0.61)	(1.48)	$32.22	(14.53)%		(14.41)%		$248,933	0.77	%(9)	0.65%	5%
—	(1.25)	$39.21	35.36%		34.77%		$200,959	0.77	%(9)	0.66%	6%
—	(0.27)	$30.08	21.62%		22.22%		$97,768	0.76	%(8	0.85%	4%

—	(0.54)	$31.28	5.36%		5.51%		$7,820	0.84	%(14)	1.02%	1%
(0.74)	(1.42)	$30.26	(15.30)%		(15.47)%		$7,565	0.78	%(10)	0.74%	5%
—	(0.98)	$37.20	58.12%		58.46%		$6,510	0.77	%(9)	0.25%	6%
—	(0.24)	$24.27	(1.93)%		(1.87)%		$3,034	0.76	%(8)	0.90%	6%

—	(0.39)	$21.52	4.20%		4.18%		$15,599	0.83	%(13)	1.13%	19%
(0.52)	(1.20)	$21.04	(20.64)%		(20.53)%		$11,046	0.78	%(10)	1.79%	8%
—	(1.01)	$27.84	19.82%		20.24%		$6,960	0.77	%(9)	1.28%	10%
(0.02)	(0.87)	$24.13	(0.03)%		(0.41)%		$4,223	0.76	%(8)	3.42%	8%

(11)	Includes interest expense of 0.06%.

(12)	Includes interest expense of 0.07%.

(13)	Includes interest expense of 0.08%.

(14)	Includes interest expense of 0.09%.

(15)	Includes interest expense of 0.10%.

(16)	Includes interest expense of 0.12%.

(17)	Inception Date.

(18)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income (Loss) from Investment Operations:			Less Distributions Paid:
	Net Asset Value, Beginning of Period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From Net investment income	From Net realized gains	From Return of capital
Overlay Shares Hedged Large Cap Equity ETF
For the period 09/01/2022 - 02/28/2023	$25.53	0.13	(0.30)	(0.17)	(0.15)	(0.05)	—
For the year 09/01/2021 - 08/31/2022	$28.97	0.14	(3.46)	(3.32)	(0.12)	—	—
For the period 01/14/2021(13) - 08/31/2021	$25.00	0.04	3.93	3.97	—	—	—
Overlay Shares Core Bond ETF
For the period 09/01/2022 - 02/28/2023	$21.54	0.20	(0.83)	(0.63)	(0.49)	—	—
For the year 09/01/2021 - 08/31/2022	$26.40	0.26	(3.99)	(3.73)	(0.23)	(0.43)	(0.47)
For the year 09/01/2020 - 08/31/2021	$26.61	0.27	0.52	0.79	(0.83)	(0.17)	—
For the period 09/30/2019(17) - 08/31/2020	$25.00	0.35	1.92	2.27	(0.62)	(0.04)	—

(1)	Per share net investment income was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Does not include income and expenses of investment companies in which the Fund invests.

(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(5)	Not annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period

(8)	Includes interest expense of 0.01%.

(9)	Includes interest expense of 0.02%.

(10)	Includes interest expense of 0.03%.

The accompanying notes are an integral part of the financial statements.

Per Share Operating Performance (For a share outstanding throughout each period)		Ratios/Supplemental Data
Less Distributions Paid:							Ratios to Average Net Assets of:(2)(3)
Total distributions paid	Net Asset Value, End of Period	Total return, at NAV(4)(5)		Total return, at Market(4)(5)		Net assets, end of period (000’s)	Expenses		Net investment income (loss)	Portfolio turnover rate(5)(6)

(0.20)	$25.16	(0.63)%		(0.57)%		$87,447	0.87	%(16)	1.02%	5%
(0.12)	$25.53	(11.54)%		(11.47)%		$26,165	0.85	%(15)	0.51%	24%
—	$28.97	15.89	%(7)	16.05	%(7)	$12,313	0.81	%(11)	0.26%	13%

(0.49)	$20.42	(2.89	)%(7)	(2.79	)%(7)	$50,544	0.85	%(15)	1.99%	1%
(1.13)	$21.54	(14.56)%		(14.82)%		$64,634	0.77	%(9)	1.07%	6%
(1.00)	$26.40	3.13%		3.25%		$143,901	0.77	%(9)	1.03%	7%
(0.66)	$26.61	9.22%		9.38%		$113,744	0.76	%(8)	1.46%	5%

(11)	Includes interest expense of 0.06%.

(12)	Includes interest expense of 0.07%.

(13)	Includes interest expense of 0.08%.

(14)	Includes interest expense of 0.09%.

(15)	Includes interest expense of 0.10%.

(16)	Includes interest expense of 0.12%.

(17)	Inception Date.

(18)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income (Loss) from Investment Operations:			Less Distributions Paid:
	Net Asset Value, Beginning of Period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From Net investment income	From Net realized gains	From Return of capital
Overlay Shares Short Term Bond ETF
For the period 09/01/2022 - 02/28/2023	$21.93	0.18	(0.33)	(0.15)	(0.47)	—	—
For the year 09/01/2021 - 08/31/2022	$25.30	0.20	(2.52)	(2.32)	(0.27)	(0.30)	(0.48)
For the period 01/14/2021(17) - 08/31/2021	$25.00	0.11	0.62	0.73	(0.43)	—	—
Overlay Shares Municipal Bond ETF
For the period 09/01/2022 - 02/28/2023	$22.11	0.18	(0.18)	—	(0.47)	—	—
For the year 09/01/2021 - 08/31/2022	$26.37	0.25	(3.03)	(2.78)	(0.29)	(0.80)	(0.39)
For the year 09/01/2020 - 08/31/2021	$25.80	0.31	1.28	1.59	(0.87)	(0.15)	—
For the period 09/30/2019(17) - 08/31/2020	$25.00	0.32	1.14	1.46	(0.61)	(0.05)	—

(1)	Per share net investment income was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Does not include income and expenses of investment companies in which the Fund invests.

(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(5)	Not annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period

(8)	Includes interest expense of 0.01%.

(9)	Includes interest expense of 0.02%.

(10)	Includes interest expense of 0.03%.

The accompanying notes are an integral part of the financial statements.

Per Share Operating Performance (For a share outstanding throughout each period)		Ratios/Supplemental Data
Less Distributions Paid:							Ratios to Average Net Assets of:(2)(3)
Total distributions paid	Net Asset Value, End of Period	Total return, at NAV(4)(5)		Total return, at Market(4)(5)		Net assets, end of period (000’s)	Expenses		Net investment income (loss)	Portfolio turnover rate(5)(6)

(0.47)	$21.31	(0.68)%		(0.45)%		$56,481	0.82	%(12)	1.71%	1%
(1.05)	$21.93	(9.39)%		(9.41)%		$58,116	0.77	%(9)	0.85%	5%
(0.43)	$25.30	2.95	%(7)	2.96	%(7)	$42,372	0.77	%(9)	0.71%	3%

(0.47)	$21.64	0.03%		0.13%		$13,524	0.82	%(12)	1.67%	1%
(1.48)	$22.11	(11.02)%		(11.15)%		$14,922	0.77	%(9)	1.03%	5%
(1.02)	$26.37	6.32%		6.60%		$11,208	0.77	%(9)	1.19%	7%
(0.66)	$25.80	5.92%		5.71%		$29,020	0.76	%(8)	1.38%	4%

(11)	Includes interest expense of 0.06%.

(12)	Includes interest expense of 0.07%.

(13)	Includes interest expense of 0.08%.

(14)	Includes interest expense of 0.09%.

(15)	Includes interest expense of 0.10%.

(16)	Includes interest expense of 0.12%.

(17)	Inception Date.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2023 (Unaudited)

1.	ORGANIZATION

Overlay Shares Large Cap Equity ETF (“OVL”), Overlay Shares Small Cap Equity ETF (“OVS”), Overlay Shares Foreign Equity ETF (“OVF”), Overlay Shares Hedged Large Cap Equity ETF (“OVLH”), Overlay Shares Core Bond ETF (“OVB”), Overlay Shares Short Term Bond ETF (“OVT”) and Overlay Shares Municipal Bond ETF (“OVM”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in one or more other ETFs that seek to obtain exposure based on the following:

Fund	Investment Objectives
OVL	U.S. large cap equity securities
OVS	U.S. small cap equity securities
OVF	Non-U.S. equity securities (from both developed and emerging markets)
OVLH	Hedged U.S. large cap equity securities
OVB	Investment grade, U.S. dollar-denominated, fixed-rate taxable bonds
OVT	Short-term, investment grade, U.S. dollar-denominated, fixed-rate taxable bonds with dollar-weighted average maturity of no more than three years with a maximum maturity of five years
OVM	Investment grade municipal bonds and below investment grade municipal bonds

The Funds may invest directly in the securities held by such ETFs and sell and purchase listed short-term put options to generate income to the Funds (the “Overlay Strategy”).

The Funds’ Overlay Strategy seeks to generate income for the Funds by utilizing a “put spread” consisting of the sale of exchange-listed short-term put options with a notional value (strike price times the value of the shares) up to 100% of each Fund’s net assets and the purchase of an identical number of short-term put options with a lower strike price. Each Fund seeks to generate income from the sale and purchase of put options with a lower strike price to hedge against a decline in the options’ underlying asset, the S&P 500 Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2023 (Unaudited) (Continued)

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings, or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2023 (Unaudited) (Continued)

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase. All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at February 28, 2023, are as follows:

Overlay Shares Large Cap Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$133,327,979	$—	$—	$133,327,979
Money Market Funds	3,985,517	—	—	3,985,517
Purchased Put Options	—	1,031,130	—	1,031,130
Total Investments - Assets	$137,313,496	$1,031,130	$—	$138,344,626
Other Financial Instruments - Liabilities:
Written Put Options	$—	$1,869,300	$—	$1,869,300

Overlay Shares Small Cap Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$7,834,985	$—	$—	$7,834,985
Money Market Funds	98,601	—	—	98,601
Purchased Put Options	—	56,915	—	56,915
Total Investments - Assets	$7,933,586	$56,915	$—	$7,990,501
Other Financial Instruments - Liabilities:
Written Put Options	$—	$102,425	$—	$102,425

Overlay Shares Foreign Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$15,627,920	$—	$—	$15,627,920
Money Market Funds	173,161	—	—	173,161
Purchased Put Options	—	116,425	—	116,425
Total Investments - Assets	$15,801,081	$116,425	$—	$15,917,506
Other Financial Instruments - Liabilities:
Written Put Options	$—	$212,560	$—	$212,560

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2023 (Unaudited) (Continued)

Overlay Shares Hedged Large Cap Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$83,387,379	$—	$—	$83,387,379
Money Market Funds	4,948,335	—	—	4,948,335
Purchased Put Options	—	3,357,545	—	3,357,545
Total Investments - Assets	$88,335,714	$3,357,545	$—	$91,693,259
Other Financial Instruments - Liabilities:
Written Put Options	$—	$1,229,750	$—	$1,229,750

Overlay Shares Core Bond ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$50,649,563	$—	$—	$50,649,563
Money Market Funds	1,038,980	—	—	1,038,980
Purchased Put Options	—	375,530	—	375,530
Total Investments - Assets	$51,688,543	$375,530	$—	$52,064,073
Other Financial Instruments - Liabilities:
Written Put Options	$—	$681,710	$—	$681,710

Overlay Shares Short Term Bond ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$56,594,450	$—	$—	$56,594,450
Money Market Funds	859,301	—	—	859,301
Purchased Put Options	—	430,920	—	430,920
Total Investments - Assets	$57,453,751	$430,920	$—	$57,884,671
Other Financial Instruments - Liabilities:
Written Put Options	$—	$781,200	$—	$781,200

Overlay Shares Municipal Bond ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$13,554,332	$—	$—	$13,554,332
Money Market Funds	158,858	—	—	158,858
Purchased Put Options	—	102,680	—	102,680
Total Investments - Assets	$13,713,190	$102,680	$—	$13,815,870
Other Financial Instruments - Liabilities:
Written Put Options	$—	$185,000	$—	$185,000

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2023 (Unaudited) (Continued)

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest, and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds, except for OVLH, generally pay out dividends from net investment income, if any, quarterly. OVLH will distribute net investment income, if any, annually. Each Fund will distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of August 31, 2022, the Funds’ most recent fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of August 31, 2022, the Funds’ most recent fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the fiscal year 2022. At August 31, 2022, the Funds’ most recent fiscal year end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdictions.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2023 (Unaudited) (Continued)

Derivatives

Each Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, each Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Funds invest in derivatives in order to protect against a possible decline in the market value of securities in its portfolio, to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future and as a means of increasing the yield on its assets. The Funds purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds, loss of the premium paid may be offset by an increase in the value of the Funds’ securities or by a decrease in the cost of acquisition of securities by the Funds. When the Funds write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When a call option of which the Funds are the writer is exercised, the Funds will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Funds are the writer is exercised, the Funds will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Funds maintain minimal counterparty risk through contracts bought or sold on an exchange. As of February 28, 2023, the Funds’ derivative instruments are not subject to a master netting arrangement.

Derivative Instruments

The average monthly value outstanding of purchased and written options during the year ended February 28, 2023, were as follows:

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF
Purchased Put Options	$1,138,830	$38,826	$66,233	$1,983,134
Written Put Options	(2,325,083)	(77,328)	(133,202)	(262,686)

	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Purchased Put Options	$298,870	$309,321	$75,837
Written Put Options	(610,691)	(627,214)	(155,518)

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2023 (Unaudited) (Continued)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of February 28, 2023:

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
Overlay Shares Large Cap Equity ETF	Purchased Options	$1,031,130	$—
	Written Options	—	1,869,300
Overlay Shares Small Cap Equity ETF	Purchased Options	56,915	—
	Written Options	—	102,425
Overlay Shares Foreign Equity ETF	Purchased Options	116,425	—
	Written Options	—	212,560
Overlay Shares Hedged Large Cap Equity ETF	Purchased Options	3,357,545	—
	Written Options	—	1,229,750
Overlay Shares Core Bond ETF	Purchased Options	375,530	—
	Written Options	—	681,710
Overlay Shares Short Term Bond ETF	Purchased Options	430,920	—
	Written Options	—	781,200
Overlay Shares Municipal Bond ETF	Purchased Options	102,680	—
	Written Options	—	185,000

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations as of February 28, 2023:

		Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
Overlay Shares Large Cap Equity ETF	Equity Risk Contracts	$(3,682,294)	$1,890,881	$(79,474)	$854,741
Overlay Shares Small Cap Equity ETF	Equity Risk Contracts	(124,431)	76,631	7,409	10,421
Overlay Shares Foreign Equity ETF	Equity Risk Contracts	(178,455)	102,333	19,219	(2,592)
Overlay Shares Hedged Large Cap Equity ETF	Equity Risk Contracts	192,855	491,979	(1,499,081)	(547,756)
Overlay Shares Core Bond ETF	Equity Risk Contracts	(892,214)	377,395	29,879	114,404
Overlay Shares Short Term Bond ETF	Equity Risk Contracts	(912,967)	508,756	64,169	36,607
Overlay Shares Municipal Bond ETF	Equity Risk Contracts	(240,997)	130,656	13,311	18,736

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Liquid Strategies, LLC (“Liquid Strategies” or the “Adviser”). Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2023 (Unaudited) (Continued)

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Liquid Strategies, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets. Liquid Strategies has agreed to pay all expenses of the Funds except the fee paid to Liquid Strategies under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Funds for each creation order is $300.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2023 (Unaudited) (Continued)

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (1) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (2) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.

5.	FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Six Months Ended February 28, 2023
	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Large Cap Equity ETF	$4,133,375	$—	$—	$—
Overlay Shares Small Cap Equity ETF	136,568	—	—	—
Overlay Shares Foreign Equity ETF	229,717	—	—	—
Overlay Shares Hedged Large Cap Equity ETF	334,818	—	113,544	—
Overlay Shares Core Bond ETF	1,243,959	—	—	—
Overlay Shares Short Term Bond ETF	1,194,828	—	—	—
Overlay Shares Municipal Bond ETF	310,818	—	—	—

	Year Ended August 31, 2022
	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Large Cap Equity ETF	$1,564,050	$—	$3,335,500	$4,561,257
Overlay Shares Small Cap Equity ETF	58,326	—	70,321	169,944
Overlay Shares Foreign Equity ETF	169,865	—	45,796	255,800
Overlay Shares Hedged Large Cap Equity ETF	83,054	—	—	—
Overlay Shares Core Bond ETF	1,282,210	—	2,494,652	2,233,575
Overlay Shares Short Term Bond ETF	486,699	—	587,791	1,203,430
Overlay Shares Municipal Bond ETF	525	136,729	420,679	239,175

(1)	Ordinary income includes short-term capital gains.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2023 (Unaudited) (Continued)

At August 31, 2022, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Federal Tax Cost of Investments*	$250,315,368	$8,139,652	$12,948,199	$29,509,099	$74,894,679	$62,645,049	$16,133,703
Gross Tax Unrealized Appreciation	$13,997,880	$117,433	$28,142	$393,667	$131,327	$121,946	$32,793
Gross Tax Unrealized Depreciation	(15,070,775)	(709,729)	(1,944,390)	(2,625,850)	(10,376,192)	(4,557,420)	(1,270,989)
Net Tax Unrealized Appreciation (Depreciation)	(1,072,895)	(592,296)	(1,916,248)	(2,232,183)	(10,244,865)	(4,435,474)	(1,238,196)
Undistributed Ordinary Income	—	—	—	38,174		—	—
Undistributed Tax-Exempt Income	—	—	—	—	—	—	—
Undistributed Long-Term Gains	—	—	—	15,057		—	—
Other Accumulated Gain (Loss)	(7,041,286)	(253,689)	(302,690)	(320,652)	(2,722,752)	(1,422,758)	(347,760)
Total Distributable Earnings / (Accumulated Losses)	$(8,114,181)	$(845,985)	$(2,218,938)	$(2,499,604)	$(12,967,617)	$(5,858,232)	$(1,585,956)

*	Includes written option premiums.

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and Mark-to-Market of Section 1256 Contracts.

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year.

At August 31, 2022, the Funds’ most recent fiscal year end, the Funds had carryforward losses and post-October losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Short- Term Capital Loss Carryover	Indefinite Long- Term Capital Loss Carryover	Late-Year Losses	Post-October Losses
Overlay Shares Large Cap Equity ETF	$2,794,382	$4,246,904	$—	$—
Overlay Shares Small Cap Equity ETF	—	—	4,129	249,560
Overlay Shares Foreign Equity ETF	124,020	178,670		—
Overlay Shares Hedged Large Cap Equity ETF	—	—	—	—
Overlay Shares Core Bond ETF	1,047,766	1,674,986	—	—
Overlay Shares Short Term Bond ETF	—	—	—	1,422,758
Overlay Shares Municipal Bond ETF	141,990	205,770	—	—

During the year ended August 31, 2022, the Fund’s most recent fiscal year end, Overlay Shares Hedged Large Cap Equity ETF utilized capital losses carried forward of $122,953.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2023 (Unaudited) (Continued)

6.	INVESTMENT TRANSACTIONS

During the six months ended February 28, 2023, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Overlay Shares Large Cap Equity ETF	$13,802,933	$(99,870)
Overlay Shares Small Cap Equity ETF	—	—
Overlay Shares Foreign Equity ETF	—	—
Overlay Shares Hedged Large Cap Equity ETF	329,218	(189,973)
Overlay Shares Core Bond ETF	—	(2,595,278)
Overlay Shares Short Term Bond ETF	4,028	(104,419)
Overlay Shares Municipal Bond ETF	84,917	(45,772)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year ended February 28, 2023, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Overlay Shares Large Cap Equity ETF	$1,245,892	$6,498,040	$12,250,633	$123,259,420
Overlay Shares Small Cap Equity ETF	79,328	202,961	—	—
Overlay Shares Foreign Equity ETF	2,400,772	2,587,978	4,309,534	—
Overlay Shares Hedged Large Cap Equity ETF	18,580,906	2,075,159	51,403,119	9,010,118
Overlay Shares Core Bond ETF	766,193	1,836,859	4,158,380	14,842,492
Overlay Shares Short Term Bond ETF	807,067	1,786,743	3,223,453	3,188,736
Overlay Shares Municipal Bond ETF	211,574	466,698	3,202,469	4,328,712

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2023 (Unaudited) (Continued)

significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

A complete description of principal risks is included in the Funds’ prospectuses under the heading ‘’Principal Investment Risks’’.

8.	SUBSEQUENT EVENTS

On April 6, 2023, the following Funds paid a distribution to shareholders of record on April 5, 2023, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Overlay Shares Large Cap Equity ETF	$0.29	$1,237,021
Overlay Shares Small Cap Equity ETF	0.25	62,402
Overlay Shares Foreign Equity ETF	0.11	78,769
Overlay Shares Core Bond ETF	0.26	598,582
Overlay Shares Short Term Bond ETF	0.25	685,716
Overlay Shares Municipal Bond ETF	0.26	159,518

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Overlay Shares ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (September 1, 2022 to February 28, 2023).

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Overlay Shares ETFs

Shareholder Expense Example

(Unaudited) (Continued)

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratios	Expenses Paid During the Period(1)
Overlay Shares Large Cap Equity ETF
Actual	$ 1,000.00	$ 1,001.80	0.83%	$ 4.12
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.68	0.83%	$ 4.16
Overlay Shares Small Cap Equity ETF
Actual	$ 1,000.00	$ 1,053.60	0.84%	$ 4.28
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.63	0.84%	$ 4.21
Overlay Shares Foreign Equity ETF
Actual	$ 1,000.00	$ 1,042.00	0.83%	$ 4.20
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.68	0.83%	$ 4.16
Overlay Shares Hedged Large Cap Equity ETF
Actual	$ 1,000.00	$ 993.70	0.87%	$ 4.30
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.48	0.87%	$ 4.36
Overlay Shares Core Bond ETF
Actual	$ 1,000.00	$ 971.10	0.85%	$ 4.15
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.58	0.85%	$ 4.26
Overlay Shares Short Term Bond ETF
Actual	$ 1,000.00	$ 993.20	0.82%	$ 4.05
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.73	0.82%	$ 4.11
Overlay Shares Municipal Bond ETF
Actual	$ 1,000.00	$ 1,000.30	0.82%	$ 4.07
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.73	0.82%	$ 4.11

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Overlay Shares ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-866-704-6857, or by visiting the Funds’ website at www.overlayshares.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-704-6857. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-866-704-6857 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.overlayshares.com.

TAX INFORMATION

For the fiscal period ended August 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended 8/31/22, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Overlay Large Cap Equity ETF	100.00%
Overlay Small Cap Equity	100.00%
Overlay Foreign Equity ETF	100.00%
Overlay Hedged Large Cap Equity ETF	0.00%
Overlay Shares Core Bond ETF	0.00%
Overlay Short Term Bond ETF	0.00%
Overlay Municipal Bond ETF	0.00%

Overlay Shares ETFs

Supplemental Information

(Unaudited) (Continued)

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2022 was as follows:

Overlay Shares Large Cap Equity ETF	0.00%
Overlay Shares Small Cap Equity ETF	0.00%
Overlay Shares Foreign Equity ETF	0.00%
Overlay Shares Hedged Large Cap Equity ETF	0.00%
Overlay Shares Core Bond ETF	0.00%
Overlay Shares Short Term Bond ETF	0.00%
Overlay Shares Municipal Bond ETF	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows (unaudited).

Overlay Large Cap Equity ETF	0.00%
Overlay Small Cap Equity	1.60%
Overlay Foreign Equity ETF	0.00%
Overlay Hedged Large Cap Equity ETF	0.00%
Overlay Shares Core Bond ETF	0.00%
Overlay Short Term Bond ETF	0.00%
Overlay Municipal Bond ETF	0.00%

For the fiscal year ended August 31, 2022, the Overlay Shares Foreign Equity ETF earned foreign source income and paid foreign taxes, which the Fund intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Overlay Shares Foreign Equity ETF	$169,866	$9,209

Investment Adviser:

Liquid Strategies, LLC
3550 Lenox Road, Suite 2550
Atlanta, GA 30326

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	5/5/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	5/5/2023

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	5/5/2023

*	Print the name and title of each signing officer under his or her signature.